Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2019
Accumulated other comprehensive loss
Accumulated other comprehensive loss

23.         Accumulated other comprehensive loss

Accumulated other comprehensive loss is as follows:

	Labor obligations
	Amount		Deferred taxes		Total
Balance as of January 1, 2017	Ps.	(11,480)	Ps.	3,428	Ps.	(8,052)
Movements of the year		(4,199)		1,260		(2,939)
Balance as of December 31, 2017		(15,679)		4,688		(10,991)
Movements of the year		24,173		(4)		24,169
Balance as of December 31, 2018		8,494		4,684		13,178
Movements of the year		(12,834)		3,850		(8,984)
Balance as of December 31, 2019	Ps.	(4,340)	Ps.	8,534	Ps.	4,194